UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-21195

A&Q Long/Short Strategies Fund LLC (formerly known as, O’Connor Fund of Funds:

Long/Short Strategies LLC)

(Exact name of registrant as specified in charter)

677 Washington Boulevard

                                      Stamford, Connecticut 06901

(Address of principal executive offices) (Zip code)

Michael Kim

UBS Alternative and Quantitative Investments LLC

677 Washington Boulevard

                                     Stamford, Connecticut 06901

(Name and address of agent for service)

Registrant’s telephone number, including area code:   203-719-1428

Date of fiscal year end:   December 31

Date of reporting period:   July 1, 2013 – June 30, 2014

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

REGISTRANT NAME:  A&Q Long/Short Strategies Fund LLC

INVESTMENT COMPANY ACT FILE NUMBER:  811-21195

REPORTING PERIOD:  07/01/2013 - 06/30/2014

REGISTRANT  ADDRESS:  677 Washington Blvd., Stamford, CT 06901

NAME OF SERIES (AS APPLICABLE):

Issuer of Portfolio Security	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer / Shareholder	Whether Fund Cast Vote on Matter	Fund’s Vote For or Against Proposal, or Abstain; For or Withhold Regarding Election of Directors	Whether Vote Was For or Against Management

Pelham Long Short Fund	N/A	N/A	March 20, 2014	1) to elect directors 2) to appoint auditors	Pelham Long Short Fund	Yes	To abstain from voting	Completed
Discovery Global Opportunity Fund, Ltd	N/A	N/A	January 31, 2014	Notice of Extraordinary General Meeting of Shareholders to approve to approve (i) the Fund’s switch from the “equalization” to the “series” method of accounting and (ii) to approve an increase in the Fund’s authorized share capital to 100 million shares.	Discovery Global Opportunity Fund, Ltd	Yes	Approved (only needed to submit to administrator if did not agree with the changes)	Completed/ Approved

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant A&Q Long/Short Strategies Fund LLC (formerly known as, O’Connor Fund of Funds: Long/Short Strategies LLC)

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	August 26, 2014

*Print the name and title of each signing officer under his or her signature.